Share Based Compensation	6 Months Ended
Sep. 30, 2023
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 11 – SHARE BASED COMPENSATION

2020 Equity incentive plan

In February 2022, the Company adopted the 2020 Equity incentive plan which allows the Company to offer incentive awards to employee, directors and consultants (collectively, “the Participants”). Under the 2020 Equity incentive plan, the Company may issue incentive awards to the Participants to purchase no more than 3,500,000 ordinary shares with no restrictive legend affixed.

No share-based compensation expense was recognized in general and administrative expenses for the six months ended September 30, 2023 and 2022.

The fair values of share units are determined based on the fair value of the grant date of the Company’s ordinary shares.